Risk/Return Detail Data - FidelityAdvisorLimitedTermBondFund-AMCIZPRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series II
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® Limited Term Bond Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Limited Term Bond Fund seeks to provide a high rate of income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	26.00%
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.Managing the fund to have similar overall interest rate risk to the Fidelity Limited Term Composite Index℠.Normally maintaining a dollar-weighted average maturity between two and five years.Allocating assets across different market sectors and maturities.Investing in domestic and foreign issuers.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	2.30%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	4.50%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(3.73%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.20%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%	[2]
Total annual operating expenses	0.60%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.60%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
1 year	$ 335
3 years	462
5 years	601
10 years	1,004
1 Year	335
3 Years	462
5 Years	601
10 Years	$ 1,004
2013	(0.36%)
2014	1.72%
2015	0.48%
2016	2.11%
2017	1.57%
2018	0.40%
2019	5.72%
2020	4.85%
2021	(1.54%)
2022	(6.17%)
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.20%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.18%	[2]
Total annual operating expenses	1.38%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.38%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 240
3 years	437
5 years	755
10 years	1,444
1 Year	140
3 Years	437
5 Years	755
10 Years	$ 1,444
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	2.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[4]
Management fee	0.20%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.16%	[2]
Total annual operating expenses	0.61%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.61%
Expenses Deferred Charges [Text Block]	Purchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
1 year	$ 336
3 years	465
5 years	606
10 years	1,016
1 Year	336
3 Years	465
5 Years	606
10 Years	$ 1,016
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.20%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%	[2]
Total annual operating expenses	0.35%
Fee waiver and/or expense reimbursement	0.05%	[5]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.30%
1 year	$ 31
3 years	106
5 years	190
10 years	437
1 Year	31
3 Years	106
5 Years	190
10 Years	$ 437
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Fidelity Advisor Limited Term Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.20%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[2]
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%
1 year	$ 26
3 years	80
5 years	141
10 years	318
1 Year	26
3 Years	80
5 Years	141
10 Years	$ 318
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Return Before Taxes | Fidelity Advisor Limited Term Bond Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(8.75%)
Past 5 years	none
Past 10 years	0.55%
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Return Before Taxes | Fidelity Advisor Limited Term Bond Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(7.84%)
Past 5 years	(0.21%)
Past 10 years	0.20%
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Return Before Taxes | Fidelity Advisor Limited Term Bond Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(8.75%)
Past 5 years	0.01%
Past 10 years	0.55%
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Return Before Taxes | Fidelity Advisor Limited Term Bond Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(5.99%)
Past 5 years	0.82%
Past 10 years	1.08%
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | Return Before Taxes | Fidelity Advisor Limited Term Bond Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(5.78%)
Since Inception	1.09%	[6]
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | After Taxes on Distributions | Fidelity Advisor Limited Term Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(9.24%)
Past 5 years	(0.69%)
Past 10 years	(0.14%)
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Limited Term Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(5.18%)
Past 5 years	(0.27%)
Past 10 years	0.13%
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | LB087
Risk/Return:
Label	Bloomberg U.S. 1-5 Year Government/Credit Bond Index
Past 1 year	(5.50%)
Past 5 years	0.85%
Past 10 years	0.98%
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund | F1871
Risk/Return:
Label	Fidelity Limited Term Composite Index℠
Past 1 year	(5.54%)
Past 5 years	1.14%
Past 10 years	1.25%

[1]	APurchases of $250,000 or more will not be subject to a front-end sales charge, but may be subject to a 0.50% contingent deferred sales charge (CDSC) if the intermediary firm has elected an upfront finder's fee at the time the shares are purchased, or a 0.75% CDSC if the shares purchased are recordkept in a Fidelity Advisor® 401(k) Retirement Plan.
[2]	AAdjusted to reflect current fees.
[3]	COn Class C shares redeemed less than one year after purchase.
[4]	BPurchases of $250,000 or more will not be subject to a front-end sales charge but may be subject to a 0.25% CDSC if a finder's fee is paid at the time the shares are purchased.
[5]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its respective average net assets, exceed 0.30% (the Expense Cap). If at any time during the current fiscal year expenses for Class I of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[6]	AFrom October 2, 2018.